UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Michael J. Corbett 300 South Wacker Drive Suite 2880 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 669-1650

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2012 to June 30, 2013

Proxy Voting Record for the Reporting Period from July 1, 2012 to June 30, 2013

Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) is an open-end, management investment company registered under the Investment Company Act of 1940.  The table below discloses the following information for each matter relating to a portfolio security of the Fund (and its successor) considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

●	Whether the matter was proposed by management (M) or a shareholder (S);

●	Whether the Fund voted; and

●	Whether the Fund voted for or against management (M).

2012-2013
PERRITT MICROCAP
OPPORTUNITIES FUND
PROXY VOTING RECORD

Issuer	Symbol	CUSIP	Mtg Date	Proposal*	Proposed By	Voted	For/ Against/ Abstain	With Manage-ment	Other
Ascent Capital Group, Inc.	ASCMA	043632108	07/02/2012	Directors Recommend: John C. Malone, Carl E Vogel	M	Y	For	Y
				PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	M	Y	For	Y
Seachange International, Inc.	SEAC	811699107	07/18/2012	Election of Directors: Raghu Rau, Carmine Vona	M	Y	For	Y
				TO ADOPT, ON AN ADVISORY BASIS, A RESOLUTION APPROVING THE COMPENSATION OF SEACHANGE'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF SEACHANGE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, GRANT THORNTON LLP.	M	Y	For	Y
Mitcham Industries, Inc.	MIND	606501104	07/26/2012	Directors Recommend: Billy F Mitcham, Jr, Peter H Blum, Robert P Capps, Dean Lewis, John F Schwalbe, Robert J Albers	M	Y	For	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION. 1 YEAR	M	Y	For	N
				RATIFICATION OF THE SELECTION OF HEIN & ASSOCIATES LLP AS MITCHAM INDUSTRIES, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2013.	M	Y	For	Y
Uranium Energy Corp.	UEC	916896103	07/23/2012	Directors Recommend: Amir Adnani, Alan P Lindsay Harry L Anthony, ivan Obolensky, Vincent Della Volpe, David Kong, Katharine Armstrong	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
				APPROVE THE COMPANY'S 2012 STOCK INCENTIVE PLAN.	M	Y	For	Y
				NON-BINDING ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
Republic Airways Holdings, Inc.	RJET	760276105	08/01/2012	Directors Recommend: Brykan K Bedfore, Lawrence j Cohen, Neal S Cohen, Douglas J Lambert, Mark L Plaumann, Richard P Schifter, David N Siegel	M	Y	For	Y
				ADVISORY (NONBINDING) VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	M	Y	For	Y
				STOCKHOLDER PROPOSAL REGARDING THE ADOPTION OF A POLICY THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR.	M	Y	Against	N
Rentrak Corporation	RENT	760174102	08/23/2012	Directors Recommend: William Engel, Richard Hochhauser, William Livek, Anne MacDonald, Martin O'Connor, Brent Rosenthal, Ralph Shaw	M	Y	For	Y
				RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS RENTRAK'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
				APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF RENTRAK'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
American Software, Inc.	AMSWA	029683109	08/20/2012	Directors Recommend: Dennis Hogue, Dr. John J. Jarvis, James B. Miller, Jr.	M	Y	For	Y
				TO APPROVE ON AN ADVISORY BASIS THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 30, 2013.	M	Y	For	Y
Star Bulk Carriers	SBLK	Y8162k105	09/07/2012	Directors Recommend: Koert Erhardt, Milena Maria Pappas	M	Y	For	Y

TO APPROVE AN AMENDMENT TO THE COMPANY'S SECOND AMENDED AND RESTATED ARTICLES OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF THE ISSUED AND OUTSTANDING COMMON SHARES, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y
				TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS-ACCOUNTANTS S.A., AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	M	Y	For	Y
Virtusa Corporation	VRTU	92827P102	09/12/2012	Directors Recommend: Izhiar Aermony, Martin Trust, Rowland T Moriarty	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF THE FIRM OF KPMG LLP, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, FOR THE FISCAL YEAR ENDING MARCH 31, 2013.	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
GP Strategies	GPX	36225V104	09/12/2012	Directors Recommend: Harvey P Eisen, Marshall S Geller, Daniel M Friedberg, Scott N Greenberg, Sue W Kelly, Richard C Pfenniger, Marvin Strait, Gene A Washington	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
Perma-Fix Environmental Services, Inc.	PESI	714157104	09/13/2012	Directors Recommend: Dr. Louis F Centofanti, Jack Lahav, Joe R Reeder, Larry M Shelton, Dr. Charles E Young, Mark A Zwecker	M	Y	For	Y
				RATIFY THE APPOINTMENT OF BDO USA, LLP AS THE INDEPENDENT REGISTERED ACCOUNTING FIRM FOR FISCAL YEAR 2012	M	Y	For	Y
				APPROVE, BY NON-BINDING VOTE, 2011 COMPENSATION OF NAMED EXECUTIVE OFFICERS	M	Y	For	Y
				APPROVE THE SECOND AMENDMENT TO THE 2003 OUTSIDE DIRECTORS STOCK PLAN	M	Y	For	Y
RRSAT Global Communications Network Ltd.	RRST	M8183P102	09/24/2012	Election of Directors: Dr Shlomo Shamir, David Rivel, Amit Ben-Yehuda, Yosa Shahor, Ron Oren, Alexander Milner, Guy Vaadia	M	Y	For	Y
				To Reapppoint an observer to our BOD and to approve his compensation	M	Y	For	Y
				To approve a special bonus and the grant of options to our Vice President- Sales & Mktg.	M	Y	For	Y
				To approve changes to the compensation and the grant of options to our Vice Pres.-Operations	M	Y	For	Y
				To approve a finder agreement with our director and former Chief Executive Officer and amend his existing agreements with Rrsat	M	Y	For	Y
				To amend our Articles of Association regarding insurance indemnification and exculpation.	M	Y	For	Y
				Subject to the approval of item No. 7, to approve corresponding amendments to the insurance, exculpation and indemnification agreements with each of our directors and executive officers.	M	Y	For	Y
				To ratify the appointment and compensation of the Company's independent public accountants	M	Y	For	Y
Kimball International, Inc.	KBALB	494274103	10/16/2012	Directors Recommend: Jack R Wentworth	M	Y	For	Y

Cal-Maine Foods, Inc.	CALM	128030202	10/05/2012	Directors Recommend: Adolphus B Baker, Timothy A Dawson, Letitia C Hughes, Sherman Miller, James E Poole, Steve W Sanders	M	Y	For	Y
				APPROVAL OF THE CAL-MAINE FOODS, INC. 2012 OMNIBUS LONG-TERM INCENTIVE PLAN.	M	Y	For	Y
				RATIFICATION OF FROST, PLLC AS INDEPENDENT AUDITORS OF THE COMPANY.	M	Y	For	Y
Landec Corporation	LNDC	514766104	10/11/2012	Directors Recommend: Gary T Steele, Frederick Frank, Steven Goldby, Stephen E Halprin	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MAY 26, 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
Stealhgas Inc.	GASS	Y81669106	10/15/2012	Directors Recommend: Hary n Vafias, Markos Drakos	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF DELOITTE HADJIPAVLOU, SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2012.	M	Y	For	Y
John B Sanfilippo & Son, Inc.	JBSS	800422107	10/30/2012	Election of Directors: Governor Jim Edgar, Ellen C Taaffe, Daniel M Wright	M	Y	For	Y
				RATIFICATION OF THE AUDIT COMMITTEE'S APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	M	Y	For	Y
BOFI Holding, Inc.	BOFI	05566U108	11/08/2012	Directors Recommend: Jerry F Englert, Gregory Garrabrants, Paul Grinberg	M	Y	For	Y
				TO RATIFY THE SELECTION OF CROWE HORWATH LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR FISCAL YEAR 2013.	M	Y	For	Y
Oplink Communications, Inc.	OPLK	68375Q403	11/07/2012	Directors Recommend: Tim Kristofferson, Jesse Jack	M	Y	For	Y
				VOTE TO RATIFY BURR PILGER MAYER, INC. AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR FISCAL 2013.	M	Y	For	Y
				ADVISORY VOTE ON EXECUTIVE COMPENSATION.	M	Y	For	Y
Allied Healthcare Products, Inc.	AHPI	019222108	11/08/2012	Directors Recommend: Judith T Graves, Joseph E Root, William A Peck, Earl R Efland, John D Weil	M	Y	For	Y
				PROPOSAL A, RATIFICATION OF THE SELECTION OF RUBINBROWN LP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	M	Y	For	Y
SWS Group, Inc.	SWS	78503N107	11/15/2012	Directors Recommend; Robert A Buchholz, Brodie L Cobb, J Taylor Crandall, Christie S Flanagan, Gerald J Ford, Larry A Jibe, Tyree B Miller, Dr Mike Moses, James H Ross, Joel T Williams III	M	Y	For	Y
				APPROVE THE SWS GROUP, INC. 2012 RESTRICTED STOCK PLAN.	M	Y	For	Y
				APPROVE THE SWS GROUP, INC. 2012 RESTRICTED STOCK PLAN.	M	Y	For	Y
				THE RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING JUNE 28, 2013.	M	Y	For	Y
Globalcomm Systems Inc.	GCOM	37956X103	11/15/2012	Election of Directors: Richard E Caruso, Keith A Hall, David E Hershberger, Harry L Hutchison, Jr, Brian T Maloney, Jack A Shaw, A Robert Tobin, C J Waylon	M	Y	For	Y

APPROVAL OF AMENDMENT TO INCREASE THE NUMBER OF SHARES THAT MAY BE ISSUED UNDER THE COMPANY'S 2006 STOCK INCENTIVE PLAN AND CERTAIN REVISIONS THERETO PROPOSAL TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK WHICH MAY BE ISSUED UNDER THE 2006 STOCK INCENTIVE PLAN AND TO MAKE CERTAIN OTHER REVISIONS THERETO AS DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y

APPROVAL OF AMENDMENT TO INCREASE THE NUMBER OF SHARES THAT MAY BE ISSUED UNDER THE COMPANY'S 2006 STOCK INCENTIVE PLAN AND CERTAIN REVISIONS THERETO PROPOSAL TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK WHICH MAY BE ISSUED UNDER THE 2006 STOCK INCENTIVE PLAN AND TO MAKE CERTAIN OTHER REVISIONS THERETO AS DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y

RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY AS DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y
				TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION AS DESCRIBED IN THE PROXY STATEMENT.	M	Y	For	Y
Matrix Service Company	MTRX	578853105	11/15/2012	Directors Recommend: John R Hewitt, Michael J Hall, Edgar Hendrix, Paul K Lackey, Tom E Maxwell	M	Y	For	Y
				TO RATIFY THE ENGAGEMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013.	M	Y	For	Y
				TO APPROVE, BY A NON-BINDING ADVISORY VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				TO APPROVE THE MATRIX SERVICE COMPANY 2012 STOCK AND INCENTIVE COMPENSATION PLAN.	M	Y	For	Y
Acetone Corporation	ACET	004446100	12/06/2012	Election of Directors Albert L Millender, Robert A Wiesel, Hans C Noetic, William N Britton, Richard P Randall, Salvatore Gucci one, Natasha Giordano	M	Y	For	Y
				APPROVAL OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION.	M	Y	For	Y
				APPROVAL OF THE ACETO CORPORATION EXECUTIVE PERFORMANCE AWARD PLAN.	M	Y	For	Y
				APPROVAL OF THE ACETO CORPORATION 2010 EQUITY PARTICIPATION PLAN, AS AMENDED AND RESTATED.	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF BDO USA, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2013.	M	Y	For	Y
KMG Chemicals, Inc.	KMG	482564101	12/04/2012	Directors Recommend: J Neal Butler, Gerald G Ermentrut, Christopher T Fraser, George W Gilman, John C Huntr,III, Fred C Leonard, III, Stephen A Torrington, Karen A Twitch ell, Richard L Urbanowski	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.	M	Y	For	Y
				PROPOSAL TO APPROVE, BY NON-BINDING VOTE, OUR EXECUTIVE COMPENSATION.	M	Y	For	Y
Flexsteel Industries, Inc.	FLXS	339382103	12/10/2012	To elect four directors recommended by the Board	M	Y	For	Y
China Gerui Advanced Materials Group	CHOP	G21101103	11/29/2012	Elect as Directors: Mingwang Lu, Yi Lu, Yunlong Wang	M	Y	For	Y
				Approve the ratification of UHY Vocation HK CPA Ltd. As the Company's accountant for fiscal years 2012	M	Y	For	Y
China Gerui Advanced Materials Group	CHOP	G21101103	11/29/2012	Elect as Directors: Mingwang Lu, Yi Lu, Yunlong Wang	M	Y	For	Y
				Approve the ratification of UHY Vocation HK CPA Ltd. As the Company's accountant for fiscal years 2012	M	Y	For	Y
Gilat Satellite Networkds, Ltd.	GILT	M51474118	12/31/2012	Election of Directors: Jeremy Blank, Amiram Boehm, Ishay Davidi, Gilead Halevy, Amiram Levinberg, Kainan Rafaeli	M	Y	For	Y
				TO RATIFY AND APPROVE COMPENSATION TO THE COMPANY'S DIRECTORS (EXCLUDING EXTERNAL DIRECTORS AND DIRECTORS WHO ARE EMPLOYEES OF THE COMPANY), AS DESCRIBED IN THE PROXY STATEMENT.	M	Y	For	Y

TO RATIFY AND APPROVE THE REAPPOINTMENT OF KOST FORER GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF GILAT SATELLITE NETWORKS LTD. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.
					M	Y	For	Y
Magnum Hunter Resources Corportion	MHR	55973B102	01/17/2013	Directors Recommend: J Raleigh Bailes, Sr., Brad Bynum, Victtor G Carrillo, Gary Evans, Stephen C Hurley, Joe L McClaugherty, Ronadl D Ormand, Steven A Pfeifer, Jeff Swanson	M	Y	For	Y
				THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MAGNUM HUNTER'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	M	Y	For	Y
				THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER COMMON STOCK TO 350,000,000	M	Y	For	Y
				THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER PREFERRED STOCK TO 15,000,00	M	Y	For	Y

THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S AMENDED AND RESTATED STOCK INCENTIVE PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES OF MAGNUM HUNTER COMMON STOCK THAT MAY BE ISSUED UNDER THE PLAN TO 27,500,000
					M	Y	For	Y
				THE APPROVAL OF AN ADJOURNMENT OF THE MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE FOREGOING PROPOSALS	M	Y	For	Y
Northern Technologies Internatinal	NTIC	665809109	01/17/2013	Directors Recommend: Pierre Chena, Soo -Keung Kho, Sunggyu Lee,PH.D, G Patrick Lynch, Ramani Narayan, PH.D, Richard J Nigon, K Von Falkenhausen	M	Y	For	Y
				RATIFY THE SELECTION OF BAKER TILLY VIRCHOW KRAUSE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING AUGUST 31, 2013.	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	01/17/2013	Directors Recommend Nominees: J Raleigh Bailes Sr, Brad Bynum, Victor G Carrillo, Gary C Evans, Stephen, Hurley, Joe L McClaugherty, Ronald D Ormand, Steven A Pfeifer, Jeff Swanson	M	Y	For	Y
				THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MAGNUM HUNTER'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	M	Y	For	Y
				THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER COMMON STOCK TO 350,000,000	M	Y	For	Y
				THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER PREFERRED STOCK TO 15,000,000	M	Y	For	Y

THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S AMENDED AND RESTATED STOCK INCENTIVE PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES OF MAGNUM HUNTER COMMON STOCK THAT MAY BE ISSUED UNDER THE PLAN TO 27,500,000
					M	Y	For	Y
				THE APPROVAL OF AN ADJOURNMENT OF THE MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE FOREGOING PROPOSALS	M	Y	For	Y
Penford Corporation	PENX	707051108	01/31/2013	Directors Recommend Nominees: Jeffrey T Cook, Thomas D Malkoski, Sally G Narodick	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
				TO GIVE AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE COMPANY'S EXECUTIVE OFFICERS.	M	Y	For	Y
Courier Corporation	CRRC	222660102	01/22/2013	Directors Recommend Nominees: Paul Braverman, Peter K Markell, Ronald L Skates	M	Y	For	Y

PROPOSAL TO APPROVE AN AMENDMENT TO THE COURIER CORPORATION 2010 STOCK EQUITY PLAN FOR NON-EMPLOYEE DIRECTORS WHICH WOULD INCREASE THE NUMBER OF SHARES AVAILABLE FOR GRANT UNDER THE PLAN, AS DESCRIBED IN THE ENCLOSED PROXY STATEMENT.
					M	Y	For	Y
				APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				PROPOSAL TO APPROVE THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF THE CORPORATION.	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	01/17/2013	Directors Recommend nominees: J Raleigh Bailes, Sr, Brad Bynum, Victor G Carrillo, Gary C Evans, Stephen C Hurley, Joe L McClaugherty, Ronald D Ormand, Steven A Pfeifer, Jeff Swanson	M	Y	For	Y
				THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MAGNUM HUNTER'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012	M	Y	For	Y
				THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER COMMON STOCK TO 350,000,000	M	Y	For	Y
				THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER PREFERRED STOCK TO 15,000,000	M	Y	For	Y

THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S AMENDED AND RESTATED STOCK INCENTIVE PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES OF MAGNUM HUNTER COMMON STOCK THAT MAY BE ISSUED UNDER THE PLAN TO 27,500,000
					M	Y	For	Y
				THE APPROVAL OF AN ADJOURNMENT OF THE MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE FOREGOING PROPOSALS	M	Y	For	Y
Steinway Musical Instruments, Inc.	LVB	858495104	01/30/2013	Directors Recommend Nominees: Edard Kim, Jong Sup Kim, Joon W Kim, Kyle R Kirkland, Thomas Kurrer, Don Kwon, David Lockwood, Dana D Messina, John M Stoner, Jr , Michael T Sweeney, Gregory S Wood	M	Y	For	Y
				TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF KPMG LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT THE COMPANY'S FINANCIAL STATEMENTS AND INTERNAL CONTROLS FOR 2012	M	Y	For	Y
Insteel Industries, Inc.	IIIN	45774W108	02/12/2013	Directors Recommend Nominees: C Richard Vaughn, Louis E Hannen	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR EXECUTIVE OFFICERS.	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR 2013.	M	Y	For	Y
Integrated Silicon Solution, Inc.	ISSI	45812P107	02/08/2013	Directors Recommend Nominees: Jimmy S M Lee, Scott D Howarth, Kong Yeux Han, Paul Chien, Jonathan Khazam, Keith McDonald, Stephen Pletcher, Bruce Wooley, John Zimmerman	M	Y	For	Y
				PROPOSAL TO APPROVE AN AMENDMENT TO OUR 2007 INCENTIVE COMPENSATION PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER BY 2,000,000 SHARES.	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.	M	Y	For	Y
				PROPOSAL TO APPROVE AN ADVISORY (NON-BINDING) VOTE CONCERNING OUR EXECUTIVE COMPENSATION PROGRAM.	M	Y	For	Y
Omnova Solutions Inc.	OMN	682129101	03/21/2013	Directors Recommend: David J D'Antoni, Steven W Percy, Allan R Rothwell	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2013.	M	Y	For	Y
				AN ADVISORY VOTE ON THE APPROVAL OF THE COMPENSATION OF THE COMPANY'S EXECUTIVE OFFICERS.	M	Y	For	Y
AEP Industries, Inc.	AEPI	001031103	04/09/2013	Directors Recommend: J Brendan Barba, Richard E Davis, Lee C Stewart	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013.	M	Y	For	Y
				ADVISORY APPROVAL OF NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				APPROVAL OF THE AEP INDUSTRIES INC. 2013 OMNIBUS INCENTIVE PLAN.	M	Y	For	Y
				APPROVAL OF THE MATERIAL TERMS OF PERFORMANCE GOALS USED UNDER THE AEP INDUSTRIES INC. MANAGEMENT INCENTIVE PLAN, FOR COMPLIANCE WITH SECTION 162(M) OF THE INTERNAL REVENUE CODE.	M	Y	For	Y
Five Star Quality Care	FVE	33832D106	05/16/2013	TO ELECT THE NOMINEE NAMED IN OUR PROXY STATEMENT TO OUR BOARD OF DIRECTORS AS THE INDEPENDENT DIRECTOR IN GROUP III: BRUCE M. GANS, M.D.	M	Y	For	Y
				TO APPROVE A NONBINDING ADVISORY RESOLUTION ON OUR EXECUTIVE COMPENSATION.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Photronics Inc.	PLAB	719405102	04/03/2013	Directors Recommend: Walter M Fiederowicz, Joseph A Fiortia, Jr. Lialng-Choo Hsia, Constantine Macricostas, George Macricostas,George Macricostas, Mitchell G Tyksaon	M	Y	For	Y
				TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING NOVEMBER 3, 2013.	M	Y	For	Y
				TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.	M	Y	For	Y
Official Payments Holdings, Inc.	OPAY	67623R106	03/21/2013	Directors Recommend: Charles W Berger, Morgan P Guenther, James C Hale, Alex P Hart, David A Poe, Zachary F Sadek, Katherine A Schipper	M	Y	For	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				RATIFICATION OF SELECTION OF AUDITOR. TO RATIFY THE SELECTION OF ERNST & YOUNG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2013.	M	Y	For	Y
Motorcar Parts of America, Inc.	MPAA	620071100	03/28/2013	Directors Recommend: Selwyn Joffe, Mel Marks, Scott Adelson, Rudolph Borneo, Philip Gay, Duane Miller, Jeffrey Mirvis	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING MARCH 31, 2013.	M	Y	For	Y
				PROPOSAL TO APPROVE OUR AMENDED AND RESTATED 2010 INCENTIVE AWARD PLAN.	M	Y	For	Y
				ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
Motorcar Parts of America, Inc.	MPAA	620071100	03/28/2013	Directors Recommend: Selwyn Joffe, Mel Marks, Scott Adelson, Rudolph borneo, Philip Gay, Duane Miller, Jeffrey Maris	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING MARCH 31, 2013.	M	Y	For	Y
				PROPOSAL TO APPROVE OUR AMENDED AND RESTATED 2010 INCENTIVE AWARD PLAN.	M	Y	For	Y
				ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
Brocade Communications Systems,Inc.	BRCD	111621306	04/11/2013	Election of Directors Nominees: Judy Bruner, Lloyd A Carney, Renato DiPentima, Alan Earhart, John W Gerdelman, David L Huse, Glenn C Jones, L William Krause, Sanjay Vaswani	M	Y	For	Y
				APPROVAL OF THE AMENDMENT TO THE 2009 DIRECTOR PLAN	M	Y	For	Y
				APPROVAL OF THE PERFORMANCE BONUS PLAN	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF BROCADE COMMUNICATIONS SYSTEMS, INC. FOR THE FISCAL YEAR ENDING OCTOBER 26, 2013	M	Y	For	Y
Stewart Enterprises	STEI	860370105	04/18/2013	Election of Directors nominees: John B Elstrott, Jr, Thomas N Kitchen, Alden J McDonald, Jr, Ronald H Patron, Anton J Ryan, Jr, John K Saer, Jr, Frank B Stewart, Jr	M	Y	For	Y
				SAY ON PAY VOTE: ADVISORY (NON-BINDING) VOTE TO APPROVE EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT.	M	Y	For	Y
				TO RATIFY THE RETENTION OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2013.	M	Y	For	Y
Monmouth Real Estate Investment Corp.	MNR	609720107	05/02/2013	Directors Recommend: Anna T Chew, Daniel D Cronheim, Scott L Robinson, Eugene Rothberg	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF PKF O'CONNOR DAVIES AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2013	M	Y	For	Y
				SHAREHOLDER PROPOSAL REGARDING THE VOTING STANDARD FOR THE ELECTION OF THE COMPANY'S DIRECTORS, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT, IF PROPERLY PRESENTED AT THE MEETING	S	Y	Against	Y
Furniture Brands International, Inc.	FBN	360921100	05/02/2013	The Board of Directors Recommends Following Proposals: Kent J Hussey, Ira D. Kaplan, Ann S Lieff, Aubrey B Patterson, George E Ross, PhD, Ralph P Scozzafava	M	Y	For	Y
				RATIFICATION OF THE APPROVAL OF THE COMPANY'S AMENDED AND RESTATED STOCKHOLDERS RIGHTS AGREEMENT.	M	Y	For	Y
				APPROVE THE COMPANY'S AMENDED AND RESTATED 2010 OMNIBUS INCENTIVE PLAN.	M	Y	For	Y
				APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A 1-FOR-5 REVERSE STOCK SPLIT.	M	Y	For	Y
				APPROVE AN AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A 1-FOR-7 REVERSE STOCK SPLIT.	M	Y(	For	Y
				RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.	M	Y	For	Y
Federal Signal Corporation	FSS	313855108	04/30/2013	Directors Recommend: Charles R Campbell, James E Goodwin, Paul W Jones, Dennis J Martin, Richard R Mudge, William F Owens, Brenda L Reichelderfer	M	Y	For	Y
				APPROVE, ON AN ADVISORY BASIS, OUR NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				RATIFY ERNST & YOUNG LLP AS FEDERAL SIGNAL CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013	M	Y	For	Y
Exactech, Inc.	EXAC	30064E109	05/02/2013	Directors Recommend: William B Locander, James G Binch, David Petty	M	Y	For	Y
				APPROVE THE NON-BINDING ADVISORY RESOLUTION OF THE NAMED EXECUTIVE OFFICERS' COMPENSATION.	M	Y	For	Y
				RATIFY SELECTION OF MCGLADREY LLP AS THE COMPANY'S PRINCIPAL INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013	M	Y	For	Y
Furmanite Corporation	FRM	361086101	05/09/2013	Directors Recommend the Following Nominees: Charles R Cox, Sangwoo Ahn, Kevin R Jost, Ralph Patitucci	M	Y	For	Y
				ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	M	Y	For	Y
				THE RATIFICATION OF THE APPOINTMENT OF UHY LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				THE RATIFICATION OF THE AMENDMENT OF THE FURMANITE 1994 STOCK INCENTIVE PLAN AS APPROVED BY THE BOARD OF DIRECTORS.	M	Y	For	Y
Vista Gold Corp.	VGZ	927926303	04/30/2013	Election of Directors: John M Clark, Frederick H Earnest, Durand Eppler, Thomas Ogrzlo, Michael B Richings, Tracy A Stevenson	M	Y	For	Y

APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS OF THE CORPORATION TO HOLD OFFICE UNTIL THE CLOSE OF THE NEXT ANNUAL GENERAL MEETING OF THE CORPORATION OR UNTIL A SUCCESSOR IS APPOINTED AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION THROUGH THE AUDIT COMMITTEE.
					M	Y	For	Y

TO CONSIDER AND, IF THOUGHT APPROPRIATE, APPROVE, A SPECIAL RESOLUTION AUTHORIZING THE CORPORATION TO CONTINUE INTO BRITISH COLUMBIA UNDER THE BUSINESS CORPORATIONS ACT (BRITISH COLUMBIA) (THE "BCBCA") AND TO ADOPT CONSTATING DOCUMENTS OF THE CORPORATION THAT COMPLY WITH THE BCBCA IN CONNECTION THEREWITH.
					M	Y	For	Y
Global Cash Access Holdings, Inc.	GCA	378967103	04/25/2013	Directors Recommend: Geoff Judge, Michael Rumbolz, Ronald Congenic	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY (NON-BINDING) VOTE BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Ducommun Incorporated	DCO	264147109	05/01/2013	Directors Recommend: Richard A Baldridge, Gregory S Churchill, Robert C Ducommun, Dean M Flatt, Jay L Haberland	M	Y	For	Y
				ADVISORY RESOLUTION ON NAMED EXECUTIVE COMPENSATION	M	Y	For	Y
				2013 STOCK INCENTIVE PLAN FOR 240,000 SHARES OF COMMON STOCK AVAILABLE THEREUNDER	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE CORPORATION'S INDEPENDENT ACCOUNTANTS	M	Y	For	Y
Full House Resorts, Inc.	FLL	359678109	05/02/2013	Directors Recommend Following nominees: Kenneth R Adams, Carl G Braunlich, Kathleen Marshall, Lee A Iacocca, Andre M Hilliou, Mark J Miller	M	Y	For	Y
				RATIFICATION OF PIERCY BOWLER TAYLOR & KERN AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF FULL HOUSE RESORTS FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
Douglas Dynamics, Inc.	PLOW	25960R105	05/01/2013	Directors Recommend: James L Janik, Donald W Sturdivant, Margaret S Dano	M	Y	For	Y
				ADVISORY VOTE (NON-BINDING) TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				THE RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Global Power Equipment Group Inc.	GLPW	37941P306	05/08/2013	Directors Recommend: Luis Manuel Ramirez, Charles Macaluso, Carl Bartoli, Terence j Cryan, Eugene I Davis, Michael E Salvati, Frank E Williams, Jr.	M	Y	For	Y
				RATIFICATION OF BDO USA, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
				ADVISORY VOTE ON EXECUTIVE COMPENSATION.	M	Y	For	Y
A.T. Cross Company	ATX	227478104	04/25/2013	Directors Recommend: Harlan M Kent, Andrew J Parsons, Frances P Philip	M	Y	For	Y
				FIXING THE NUMBER OF CLASS A DIRECTORS AT THREE AND CLASS B DIRECTORS AT SIX.	M	Y	For	Y
Century Casinos, Inc.	CNTY	156492100	05/06/2013	Election of Directors: Robert S. Eichberg, Dianah Corbaci	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE AN ADVISORY (NON-BINDING) RESOLUTION REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y

TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE AN ADVISORY (NON-BINDING) RESOLUTION REGARDING WHETHER AN ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS SHOULD BE HELD ONCE EVERY ONE, TWO OR THREE YEARS.   1 YEAR
					M	Y	For	N
Computer Task Group, Incorporated	CTGX	205477102	05/08/2013	Directors Recommend: Randall L Clark, David H Klein	M	Y	For	Y
				TO APPROVE, IN AN ADVISORY AND NON-BINDING VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.	M	Y	For	Y
The Dolan Company	DM	25659P402	05/14/2013	Board of Directors Recommend: John C Bergstrom, James P Dolan, l George Rossi	M	Y	For	Y
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	M	Y	For	Y
				RATIFY THE APPOINTMENT OF MCGLADREY LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	M	Y	For	Y
				RATIFY THE APPOINTMENT OF MCGLADREY LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
Cal Dive International, Inc.	DVR	12802T101	05/14/2013	Directors Recommend: John B Reed, David E Preng	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	M	Y	For	Y
				TO APPROVE THE CAL DIVE INTERNATIONAL, INC. 2013 STOCK INCENTIVE PLAN	M	Y	For	Y
				TO APPROVE THE ISSUANCE OF UP TO 46,122,990 SHARES OF OUR COMMON STOCK UPON CONVERSION OF OUR 5.00% CONVERTIBLE SENIOR NOTES DUE 2017	M	Y	For	Y
				TO APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO REMOVE IN ITS ENTIRETY ARTICLE XII THEREOF	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013	M	Y	For	Y
Comfort Systems USA, Inc.	FIX	199908104	05/16/2013
Directors Recommend: William F Murdy, Darcy G Anderson, Herman E Bulls, A J Giardinelli, Jr., Alan P Krusi, Brian E Lane, Franklin Myers, James H Schultz, Constance E Skidmore, Vance W Tang, Robert D Wagner, Jr
					M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
Orchids Paper Products Company	TIS	68572N104	05/16/2013	Directors Recommend: Steven R Berlin, John C Guttilla, Douglas E Hailey, mark H Ravich, Jeffrey S Schoen, Robert A Snyder	M	Y	For	Y
				RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: TO RATIFY HOGANTAYLOR LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y

AMENDMENTS PERMITTING STOCKHOLDERS TO CALL SPECIAL MEETINGS: TO ADOPT AMENDMENTS TO THE COMPANY'S CERTIFICATE OF INCORPORATION AND BYLAWS TO PERMIT HOLDERS OF 25% OR MORE OF THE COMPANY'S VOTING STOCK TO CALL A SPECIAL MEETING OF STOCKHOLDERS.
					M	Y	For	Y
Bioscrip, Inc.	BIOS	09069N108	05/07/2013	Directors Recommend: Richard M Smith, Charlotte W Collins, Samuel P Frieder, Myron Z Holubiak, David R Hubers, Richard L Robbins, Stuart A Samuels, Gordon H Woodward	M	Y	For	Y
				TO APPROVE BY ADVISORY VOTE THE COMPENSATION PAID TO THE COMPANY'S EXECUTIVE OFFICERS.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				TO APPROVE THE BIOSCRIP, INC. EMPLOYEE STOCK PURCHASE PLAN.	M	Y	For	Y
				TO APPROVE AN AMENDMENT TO THE BIOSCRIP, INC. 2008 EQUITY INCENTIVE PLAN.	M	Y	For	Y
Stonebridge, Inc.	SRI	86183P102	05/06/2013	Directors Recommend: John C Corey, Jeffrey P Draime, Douglas C Jacobs, Ira C Kaplan, Kim Korth, William M Lasky, George S Mayes, Jr., Paul J Schlather	M	Y	For	Y
				RATIFICATION OF ERNST & YOUNG LLP	M	Y	For	Y
				APPROVAL OF AN ADVISORY RESOLUTION ON THE COMPANY'S EXECUTIVE COMPENSATION	M	Y	For	Y
				APPROVAL OF THE AMENDMENT TO THE STONERIDGE, INC. AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN	M	Y	For	Y
				APPROVAL OF THE AMENDMENT TO THE STONERIDGE, INC. DIRECTORS' RESTRICTED SHARES PLAN	M	Y	For	Y
Sterling Construction Company	STRL	859241101	05/09/2013	Director Proposals: Maarten D Hemsley, Peter E MacKenna	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
USA Truck, Inc.	USAK	902925106	05/08/2013	Directors Recommend: Robert A Peiser, Robert E Creager	M	Y	For	Y
				ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION	M	Y	For	Y
Intersections Inc.	INTX	460981301	05/15/2013	Directors Recommend: Michael R Stanfield, John M Albertine, Thomas G Amato, James L Kempner, Thomas L Kempner, David A McGough, Norman N Mintz, William J Wilson	M	Y	For	Y
				AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	M	Y	For	Y
				AN ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION 1 Year	M	Y	For	N
				TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Cyberoptics Corporation	CYBE	232517102	05/17/2013	Directors Recommend Nominees: Alex B Cimochowski, Craig D Gates, Kathleen P Iverson, Subodh Kulkarni, Irene M Wualters, Michael M Selzer, Jr	M	Y	For	Y
				TO APPROVE COMPENSATION TO OUR EXECUTIVE OFFICERS (NONBINDING). 1 YEAR	M	Y	For	N
				VOTE ON FREQUENCY OF FUTURE EXECUTIVE COMPENSATION VOTES (NONBINDING).	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC AUDITORS.	M	Y	For	Y
Ascent Capital Group, Inc.	ASCMA	043632108	05/22/2013	Directors Recommend Following Nominee: Philip J Holthuse	M	Y	For	Y
				PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				STOCKHOLDER PROPOSAL RELATING TO THE REDEMPTION OF THE PREFERRED SHARE PURCHASE RIGHTS ISSUED PURSUANT TO OUR RIGHTS AGREEMENT, DATED SEPTEMBER 17, 2008, AS AMENDED.	M	Y	For	Y
Rush Enterprises, Inc.	RUSHB	781846308	05/21/2013	Directors Recommend Vote for Following Nominees: W Marvin Rush, W M Rusty Rush, James C Underwood, Harold D Marshall, Thomas A Akin, Gerald R Szczepanski	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.	M	Y	For	Y
Whitestone REIT	WSR	966084204	05/20/2013	Directors Recommend Vote for Following Nominees: Paul T Lambert	M	Y	For	Y
				REAPPROVAL OF THE PERFORMANCE GOALS UNDER THE 2008 LONG-TERM EQUITY INCENTIVE OWNERSHIP PLAN.	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF PANNELL KERR FORSTER OF TEXAS, P.C. AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
L.B. Foster	FSTR	350060109	05/23/2013	Directors Recommend: Robert P Bauer, Lee B Foster, II, Pert McIlroy, II, Thomas McKane, Diane B Owen, William H Rackoff, Suzanne B Rowland	M	Y	For	Y
				RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				APPROVING THE L.B. FOSTER COMPANY EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN, AS AMENDED AND RESTATED.	M	Y	For	Y
Rimage Corporation	RIMG	766721104	05/21/2013	Directors Recommend the Following Nominees: Sherman L Black, Lawrence M Benveniste, Thomas F Madison, Kimberly K Nelson, Robert F Olson, Justin A Orlando, Steven M Quist, James L Reissner	M	Y	For	Y
				TO APPROVE A STOCK OPTION EXCHANGE FOR THE COMPANY'S NON-EXECUTIVE EMPLOYEES.	M	Y	For	Y
				CAST AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	M	Y	For	Y
				TO RATIFY AND APPROVE THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR RIMAGE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Datalink Corporation	DTLK	237634104	05/22/2013	Directors Recommend: Brent G Blackey, Paul F Lidsky, Margaret A Loftus, Greg R Meland, J Patrick O'Halloran, James E Ousley, Robert M Price	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF MCGLADREY LLP AS DATALINK CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF MCGLADREY LLP AS DATALINK CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013	M	Y	For	Y
Virtus Investment Partners, Inc.	VRTS	92828Q109	05/21/2013	Directors Recommend: James R Baio, Susan S Fleming, Russel C Robertson	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Rudolph Technologies, Inc.	RTEC	781270103	05/22/2013	Election of Directors: Daniel H Berry, Thomas G Gerteig, Richard F Spanier	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.	M	Y	For	Y
				TO APPROVE AN AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF OUR COMMON STOCK FROM 50,000,000 TO 100,000,000 SHARES.	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Miller Industries, Inc.	MLR	600551204	05/24/2013	Directors Recommended: T H Ashford, III, Jeffrey I Badgley, A R Chandler, III, William G Miller, Richard H Roberts	M	Y	For	Y
				APPROVAL OF THE MILLER INDUSTRIES, INC. 2013 NON-EMPLOYEE DIRECTOR STOCK PLAN.	M	Y	For	Y
				NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
Ultra Clean Holdings, Inc.	UCTT	90385V107	05/22/2013	Directors Recommend: Clarence L Granger, Susan H Billat, John Chenault, David T Ibnale, Leonid Mezhvinsky	M	Y	For	Y
				APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE UNDER OUR AMENDED AND RESTATED STOCK INCENTIVE PLAN.	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ULTRA CLEAN HOLDINGS, INC. FOR FISCAL 2013.	M	Y	For	Y
				TO APPROVE, BY AN ADVISORY VOTE, THE COMPENSATION OF ULTRA CLEAN'S NAMED EXECUTIVE OFFICERS FOR FISCAL 2012 AS DISCLOSED IN OUR PROXY STATEMENT FOR THE 2013 ANNUAL MEETING OF STOCKHOLDERS.	M	Y	For	Y
Scorpio Tankers Inc.	STNG	Y7542C106	05/30/2013	Directors Recommend: Alexandre Albertini, Marianne Okland	M	Y	For	Y
				RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Barrett Business Services, Inc.	BBSI	068463108	05/29/2013	Directors Recommend: Thomas J Carley, Michael L Elich, James B Hicks, PhD, Roger L Johnson, Jon L Justesen, Anthony Meeker	M	Y	For	Y
				RATIFICATION OF SELECTION OF MOSS ADAMS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	M	Y	For	Y
Northwest Pipe Company	NWPX	667746101	05/31/2013	Directors Recommend: Scott J Montross, Harry L Demorest, James E Declusin, Michael C Franson	M	Y	For	Y
				APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2007 STOCK INCENTIVE PLAN.	M	Y	For	Y
				ADVISORY VOTE ON EXECUTIVE COMPENSATION.	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
Hill International, Inc.	HIL	431466101	06/05/2013	Directors Recommend: Irvin E. Richter, Steven M Kramer, Gary F Mazzucco	M	Y	For	Y
				APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES ISSUABLE UNDER THE 2009 NON-EMPLOYEE DIRECTOR STOCK GRANT PLAN	M	Y	For	Y
Valdo Energy, Inc.	EGY	91851C201	06/05/2013	Directors Recommend: Robert L Gerry, III,W Russell Sherman, Robert H Allen, Frederick W Braselton, Luigi Coalfish, O Donaldson Caption, John J Myers, Jr	M	Y	For	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE, LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY.	M	Y	For	Y
				PROPOSAL TO APPROVE, BY NON-BINDING, ADVISORY VOTE, OUR NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
Innodata Inc.	INOD	457642205	06/04/2013	Directors Recommend: Jack S Abu off, Haig S Bagerdjian, Louise C Forlenza, Steward R Massey, Todd H Solomon, Anthea C Stratigos, Andargachew S Zelleke	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF COHNREZNICK LLP AS INDEPENDENT AUDITORS.	M	Y	For	Y
				ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	M	Y	For	Y
				APPROVAL OF THE COMPANY'S RIGHTS AGREEMENT.	M	Y	For	Y
				APPROVAL OF THE INNODATA INC. 2013 STOCK PLAN.	M	Y	For	Y
Kirkland's, Inc.	KIRK	497498105	06/04/2013	Directors Recommend: Murray M Spain, Ralph T Parks	M	Y	For	Y
				RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013.	M	Y	For	Y
				APPROVE THE AMENDED AND RESTATED KIRKLAND'S, INC. 2002 EQUITY INCENTIVE PLAN.	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY BASIS, COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
IPASS Inc.	IPAS	46261V108	06/04/2013	Directors Recommend: John D Beletic, Peter C Clapman, Gary A Griffiths, Evan L Kaplan, Robert J Majteles, Samuel L Schwerin	M	Y	For	Y
				TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF IPASS FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF IPASS INC.'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT.	M	Y	For	Y
TGC Industries, Inc.	TGE	872417308	06/04/2013	Directors Recommend: Wayne A Whitener, William J Barrett, Herbert M Gardner, Allen T McInnes, Edward L Flynn, Stephanie P Hurtt	M	Y	For	Y
				TO CAST AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y

TO APPROVE THE AMENDMENT TO THE COMPANY'S RESTATED ARTICLES OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF TGC COMMON STOCK TO 35,000,000 AND MAKE OTHER AMENDMENTS TO CONFORM WITH THE REQUIREMENTS OF THE TEXAS BUSINESS ORGANIZATIONS CODE.
					M	Y	For	Y
				RATIFICATION OF SELECTION OF LANE GORMAN TRUBITT, PLLC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
Newpark Resources, Inc.	NR	651718504	06/06/2013	Directors Recommend: David C Anderson, Jerry W Box, Stephen Finley, Paul L Howes, James W McFarlalnd, PhD, Gary L Warren	M	Y	For	Y
				APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE NAMED EXECUTIVE OFFICER COMPENSATION DESCRIBED IN THE PROXY STATEMENT.	M	Y	For	Y
				APPROVAL OF THE NEWPARK RESOURCES, INC. AMENDED AND RESTATED 2006 EQUITY INCENTIVE PLAN.	M	Y	For	Y
				APPROVAL OF THE AMENDMENT TO THE NEWPARK RESOURCES, INC. 2008 EMPLOYEE STOCK PURCHASE PLAN.	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR 2013.	M	Y	For	Y
Systemax Inc.	SYX	871851101	06/10/2013	Directors Recommend: Richard Leeds, Bruce Leeds, Robert Leeds, Lawrence Reinhold, Stacy S Dick, Robert D Rosenthal, Marie Adler-Kravecas	M	Y	For	Y
				A PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2013.	M	Y	For	Y
CPI Aerostructures, Inc.	CVU	125919308	06/11/2013	Directors Recommend: Edward J Fred	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF COHNREZNICK LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING FIRM.	M	Y	For	Y
Manitex Internatinal Inc.	MNTX	563420108	06/05/2013	Directors Recommend: Ronald M Clark, Robert S Gigliotti, David J Langevin, Marvin B Rosenberg, Stephen J Tober	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF UHY LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2013.	M	Y	For	Y
				APPROVAL OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				TO RECOMMEND, BY NON-BINDING VOTE, THE FREQUENCY WITH WHICH STOCKHOLDERS APPROVAL OF THE COMPENSATION OF NAMED EXECUTIVE OFFICERS IS SOLICITED.	M	Y	For	Y
				APPROVAL OF AMENDMENT OF OUR SECOND AMENDED AND RESTATED 2004 EQUITY INCENTIVE PLAN.	M	Y	For	Y
The Ensign Group, Inc.	ENSG	29358P101	06/12/2013	Directors Recommend: Antoinette T Hubenette, Clayton m Christensen, Lee A Daniels	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.	M	Y	For	Y
				ADVISORY VOTE ON EXECUTIVE COMPENSATION.	M	Y	For	Y
Sorl Auto Parts, Inc.	SORL	78461U101	06/13/2013	Directors Recommend: Xiao Ping Zhang, Ziao Fenz Zhang, Jung Kang Chang, Li Min Zhang, Zhi Zhong Wang, Yi Guang Huo, Jiang Hua Feng	M	Y	For	Y
				TO CONTINUE THE APPOINTMENT OF EFP ROTENBERG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	M	Y	For	Y
PCTEL Inc.	PCTI	69325Q105	06/12/2013	Election of Directors: Carl A Thomsen, Carolyn Dolezal	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPANY'S NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	For	Y
				THE RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Universal Electronics Inc.	UEIC	913483103	06/13/2013	Directors Recommend: Paul D Arling	M	Y	For	Y
				SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.	M	Y	For	Y
				RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP, A FIRM OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS, AS THE COMPANY'S AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
GP Strategies Corporation	GPX	36225V104	06/18/2013	Directors recommend: Harvey P Eisen, Marshall S Geller, Daniel M Friedberg, Scott N Greenberg, Sue W Kelly, Richard C Pfenniger, Marvin Strait	M	Y	For	Y
				TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
PRGX Global, Inc.	PRGX	69357C503	05/18/2013	Directors Recommend: Patrick G Dills, Mille H Mangum, Ronald E Stewart, Joseph E Whitters#	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF BDO USA, LLP AS PRGX'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.	M	Y	For	Y
				APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y
				REAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE 2008 EQUITY INCENTIVE PLAN.	M	Y	For	Y
Atlas Financial Holdings, Inc.	AFH	G.06207115	05/28/2013	Election of Directors: Jordan Kupinsky, Gordon Pratt, Larry Sets, Jr, Scott Wollney, John T Fitzgerald	M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, A RESOLUTION APPROVING THE APPOINTMENT OF JOHNSON LAMBERT & CO. LLP AS THE AUDITOR OF THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
					M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, A RESOLUTION APPROVING THE CONTINUED USE OF THE STOCK OPTION PLAN OF THE CORPORATION, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT OF THE CORPORATION DATED APRIL 19, 2013 (THE "PROXY STATEMENT").
					M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, A RESOLUTION APPROVING THE EQUITY INCENTIVE COMPENSATION PLAN OF THE CORPORATION, EFFECTIVE UPON AND SUBJECT TO OBTAINING REQUISITE REGULATORY APPROVAL AS MAY BE REQUIRED, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS AN ADVISORY, NON-BINDING RESOLUTION WITH RESPECT TO THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y
				TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS AN ADVISORY, NON-BINDING PROPOSAL WITH RESPECT TO THE FREQUENCY THAT SHAREHOLDERS WILL VOTE ON THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION.	M	Y	For	Y
Anika Therapeutics, Inc.	ANIK	035255108	06/18/2013	Directors Recommend: Raymond J Land, John C Moran	M	Y	For	Y
				APPROVAL OF THE AMENDMENT TO THE ANIKA THERAPEUTICS, INC. SECOND AMENDED AND RESTATED 2003 STOCK OPTION AND INCENTIVE PLAN	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	M	Y	For	Y
				ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	M	Y	For	Y
Aldus Homecare Corporation	ADUS	006739106	06/19/2013	Directors Recommend: Mark S Heaney, Simon A Bach Leda	M	Y	For	Y

TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2009 STOCK INCENTIVE PLAN, WHICH INCREASES THE NUMBER OF SHARES AUTHORIZED TO BE ISSUED UNDER THE PLAN FROM 750,000 TO 1,500,000 AND WHICH ALSO REITERATES THE PERFORMANCE GOALS TO BE USED IN CONNECTION WITH PERFORMANCE-BASED AWARDS.
					M	Y	For	Y
				TO RATIFY THE SELECTION OF BDO USA, LLP AS INDEPENDENT AUDITOR OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
				TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S COMPENSATION OF ITS EXECUTIVE OFFICERS AS DISCLOSED IN THIS PROXY STATEMENT PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SEC.	M	Y	For	Y
				ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION. 1 YEAR	M	Y	For	N
Vasco Data Security International, Inc.	VDSI	92230Y104	06/19/2013	Directors Recommend: T Kendall Hunt, Michael P Cullinane, John N Fox, Jr, Jean K Holley, Matthew Moog	M	Y	For	Y
				RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.	M	Y	For	Y
Hornbeck Offshore Services, Inc.	HOS	440543106	06/20/2013	Directors Recommend: Bruce W Hunt, Kevin O Meyers, Bernie W Stewart	M	Y	For	Y
				TO APPROVE THE AMENDMENT OF THE SECOND AMENDED AND RESTATED HORNBECK OFFSHORE SERVICES, INC. INCENTIVE COMPENSATION PLAN TO EXPAND THE LIST OF APPROVED PERFORMANCE MEASURES.	M	Y	For	Y
				TO RATIFY THE REAPPOINTMENT OF ERNST & YOUNG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS AND AUDITORS FOR THE FISCAL YEAR 2013.	M	Y	For	Y
				TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS SET FORTH IN THE PROXY STATEMENT.	M	Y	For	Y
Atlas Financial Holdings, Inc.	AFH	G06207115	05/30/2013	Election of Directors: Jordan Kupinsky, Gordon Pratt, Larry Swets, Jr, Scott Wollney, John T Fitzgerald	M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, A RESOLUTION APPROVING THE APPOINTMENT OF JOHNSON LAMBERT & CO. LLP AS THE AUDITOR OF THE CORPORATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.
					M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, A RESOLUTION APPROVING THE CONTINUED USE OF THE STOCK OPTION PLAN OF THE CORPORATION, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT OF THE CORPORATION DATED APRIL 19, 2013 (THE "PROXY STATEMENT").
					M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS AN ADVISORY, NON-BINDING RESOLUTION WITH RESPECT TO THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
					M	Y	For	Y

TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS AN ADVISORY, NON-BINDING PROPOSAL WITH RESPECT TO THE FREQUENCY THAT SHAREHOLDERS WILL VOTE ON THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION.   1 YEAR
					M	Y	For	N
LMI Aerospace, Inc.	LMIA	502079106	06/26/2013	Directors Recommend: Ronald S Saks, Joseph Burstein	M	Y	For	Y
				RATIFICATION OF THE ENGAGEMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	For	Y
				ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.	M	Y	For	Y
Anika Therapeutics, Inc.	ANIK	035255108	06/18/2013	Directors Recommend: Raymond J Land, John C Moran	M	Y	For	Y
				APPROVAL OF THE AMENDMENT TO THE ANIKA THERAPEUTICS, INC. SECOND AMENDED AND RESTATED 2003 STOCK OPTION AND INCENTIVE PLAN	M	Y	For	Y
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	M	Y	For	Y
				ADVISORY VOTE ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS	M	Y	For	Y
Trio Merger Corportion	TRIO	896697109	6/21/2013	Directors Recommend: Jeff Hastings, Brent Whitely, Gary Dalton, Brian Beatty, Arnold Wong, Eric S Rosenfeld, David D Strops, Gregory R Monahan$	M	Y	For	Y

TO ADOPT THE AGREEMENT AND PLAN OF REORGANIZATION, AS AMENDED, BY AND AMONG TRIO, TRIO MERGER SUB, INC., SAEXPLORATION HOLDINGS, INC. AND CLCH, LLC, AND TO APPROVE THE BUSINESS COMBINATION CONTEMPLATED BY THE MERGER AGREEMENT.
					M	Y	For	Y
				I HEREBY EXERCISE MY CONVERSION RIGHTS, PLEASE FOLLOW THE INSTRUCTIONS DESCRIBED IN THE MATERIALS.	M	Y	For	Y
				AMENDMENT TO THE CERTIFICATE OF INCORPORATION OF TRIO TO CHANGE THE NAME OF TRIO TO "SAEXPLORATION HOLDINGS, INC."	M	Y	For	Y
				AMENDMENTS TO THE CERTIFICATE OF INCORPORATION AS DESCRIBED IN THE PROXY STATEMENT/INFORMATION STATEMENT FOR SPECIAL MEETING.	M	Y	For	Y
				TO APPROVE THE 2013 LONG-TERM INCENTIVE EQUITY PLAN.	M	Y	For	Y

TO ADJOURN THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY, TO PERMIT FURTHER SOLICITATION AND VOTE OF PROXIES IF, BASED ON THE TABULATED VOTE AT THE TIME OF THE SPECIAL MEETING, TRIO IS NOT AUTHORIZED TO CONSUMMATE THE MERGER.
					M	Y	For	Y
				TO APPROVE, ON AN ADVISORY BASIS, THE EXECUTIVE COMPENSATION OF TRIO'S NAMED EXECUTIVE OFFICERS.	M	Y	For	Y

TO SELECT, ON AN ADVISORY BASIS, THE FREQUENCY WITH WHICH TRIO WILL HOLD AN ADVISORY STOCKHOLDER VOTE TO APPROVE EXECUTIVE COMPENSATION. TO SELECT, ON AN ADVISORY BASIS, THE FREQUENCY WITH WHICH TRIO WILL HOLD AN ADVISORY STOCKHOLDER VOTE TO APPROVE EXECUTIVE COMPENSATION. 1 YEAR
					M	Y	For	N
MFRI, Inc.	MFRI	552721102	06/20/2013	Directors Recommend: David Unger, Bradley E Mounter, Dennis Kessler, Arnold F Brookstone, Mark A Zorko, Stephen B Schwartz, Michael J Gade, David S Barrie	M	Y	For	Y
				THE ADOPTION OF 2013 OMNIBUS STOCK INCENTIVE PLAN	M	Y	For	Y
				THE APPROVAL OF THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION	M	Y	For	Y
				THE HOLDING OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION 1 YEAR	M	Y	For	N
				RATIFICATION OF THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANT FOR THE FISCAL YEAR ENDING JANUARY 31, 2014	M	Y	For	Y

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated August 29, 2013.

PERRITT MICROCAP OPPORTUNITIES FUND, INC.

By:  /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)